Events after the Reporting Period	12 Months Ended
Dec. 31, 2020
Events after the Reporting Period
Events after the Reporting Period
29.	Events after the Reporting Period

In January 2021 the Group entered into a new convertible loan convertible to equity for an amount of €1,850 thousand.

On March 10, 2021 entered into a Share Purchase Agreement according to which the Lilium Group acquired 25.72% of the shares of a development partner for a purchase price of €8,409 thousand ($10,000 thousand).

In March 2021 the Group granted another promissory note for a nominal amount of €1,048 thousand ($1,250 thousand) with the similar conditions as for the other promissory notes.

On March 26, 2021 the convertible loan of € 85,900 thousand and the accrued interest were converted into series B2 shares. In order to facilitate the transaction the Company issued 7,187 series B2 shares.

On March 30, 2021 Lilium entered into a business combination agreement with Qell Acquisition Corp. (“Qell”), a non-operating shell company, according to which Lilium and Qell will be merged.

Subsequent to year end, an additional 3.83% of employees signed Letters accepting the modifications to the terms of their ESOP grants.